Expense Example - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Macro Opportunities Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Macro Opportunities Fund - Class M
Expense Example:
1 year	$ 482
3 years	777
5 years	1,097
10 years	2,003
Fidelity Advisor Macro Opportunities Fund - Class C
Expense Example:
1 year	287
3 years	596
5 years	1,035
10 years	2,059
Fidelity Advisor Macro Opportunities Fund - Class I
Expense Example:
1 year	86
3 years	286
5 years	507
10 years	1,142
Fidelity Advisor Macro Opportunities Fund - Class Z
Expense Example:
1 year	81
3 years	270
5 years	480
10 years	1,084
Fidelity Advisor Macro Opportunities Fund - Class A
Expense Example:
1 year	680
3 years	919
5 years	1,179
10 years	$ 1,924